GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Australia – 11.2%
205,115	Aristocrat Leisure Ltd. (Consumer Services)	$ 5,567,236
64,696	ASX Ltd. (Diversified Financials)	3,935,469
1,629,430	Aurizon Holdings Ltd. (Transportation)	4,478,727
368,506	Australia & New Zealand Banking Group Ltd. (Banks)	7,551,061
317,850	BHP Group Ltd. (Materials)	12,325,901
167,225	Commonwealth Bank of Australia (Banks)	13,169,370
168,340	Computershare Ltd. (Software & Services)	3,093,937
161,843	Fortescue Metals Group Ltd. (Materials)	2,487,827
275,494	Glencore PLC (Materials)*	1,792,561
300,778	Goodman Group REIT (Real Estate)	5,112,181
184,884	Harvey Norman Holdings Ltd. (Retailing)	736,767
54,405	Mineral Resources Ltd. (Materials)	2,144,659
119,864	Monash IVF Group Ltd. (Health Care Equipment & Services)	106,399
132,742	Rio Tinto PLC ADR (Materials)	10,672,457
1,908,105	Telstra Corp. Ltd. (Telecommunication Services)	5,637,420
677,411	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	5,851,504
134,488	Wesfarmers Ltd. (Retailing)	5,046,608

		89,710,084

Belgium – 0.7%
28,483	D’ieteren Group (Retailing)	4,796,053
21,975	Warehouses De Pauw CVA REIT (Real Estate)	948,132

		5,744,185

Canada – 0.4%
302,817	International Petroleum Corp. (Energy)*	2,854,891

China – 0.3%
148,100	ENN Energy Holdings Ltd. (Utilities)	2,212,011
73,000	SITC International Holdings Co. Ltd. (Transportation)	255,260

		2,467,271

Denmark – 3.2%
1,728	AP Moller – Maersk A/S, Class A (Transportation)	5,101,738

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
287	AP Moller – Maersk A/S, Class B (Transportation)	$ 862,425
4,548	D/S Norden A/S (Transportation)	158,693
148,446	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	16,465,058
24,800	Pandora A/S (Consumer Durables & Apparel)	2,362,556
4,789	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(a)	102,118
11,808	Topdanmark AS (Insurance)	660,985

		25,713,573

Finland – 1.2%
95,758	Kesko OYJ, Class B (Food & Staples Retailing)	2,643,891
188,616	Nokia OYJ (Technology Hardware & Equipment)*	1,038,713
123,552	Sampo OYJ, Class A (Insurance)	6,037,274

		9,719,878

France – 8.3%
157,248	AXA SA (Insurance)	4,603,332
9,340	Beneteau SA (Consumer Durables & Apparel)*	146,232
35,442	BNP Paribas SA (Banks)	2,025,322
4,992	Christian Dior SE (Consumer Durables & Apparel)	3,387,511
102,990	Cie de Saint-Gobain (Capital Goods)	6,127,948
12,324	Covivio REIT (Real Estate)	980,794
8,165	Dassault Aviation SA (Capital Goods)	1,289,393
125,129	Dassault Systemes SE (Software & Services)	6,147,420
18,761	Engie SA (Utilities)	246,651
2,170	EssilorLuxottica SA (Consumer Durables & Apparel)	396,873
127	Hermes International (Consumer Durables & Apparel)	179,749
13,276	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,661,821
4,195	Jacquet Metals SACA (Capital Goods)	90,676

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
4,581	Kering (Consumer Durables & Apparel)	$ 2,892,112
51,710	Legrand SA (Capital Goods)	4,916,408
2,757	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	1,967,945
32,352	Pernod Ricard SA (Food, Beverage & Tobacco)	7,108,097
35,049	Publicis Groupe SA (Media & Entertainment)	2,127,253
38,375	Rexel SA (Capital Goods)*	819,223
6,045	Rubis SCA (Utilities)	177,680
31,186	Safran SA (Capital Goods)	3,671,701
79,123	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	8,089,511
14,043	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	5,749,412
52,765	Societe Generale SA (Banks)	1,414,491
42,548	Television Francaise 1 (Media & Entertainment)	412,603

		66,630,158

Germany – 6.8%
37,976	Aurubis AG (Materials)	4,520,725
45,184	BASF SE (Materials)	2,578,226
118,091	Bayer AG (Pharmaceuticals, Biotechnology)	8,077,320
154,330	Deutsche Post AG (Transportation)	7,369,551
37,526	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	1,377,823
2,331	Hapag-Lloyd AG (Transportation)(a)	808,816
174,262	K+S AG (Materials)*	5,242,943
30,810	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	6,434,196
26,459	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	7,073,544
5,895	Rheinmetall AG (Capital Goods)	1,246,018
123,637	RWE AG (Utilities)	5,383,469
28,821	Siemens AG (Capital Goods)	3,990,769

		54,103,400

Hong Kong – 1.8%
179,400	AIA Group Ltd. (Insurance)	1,873,274
797,500	CK Asset Holdings Ltd. (Real Estate)	5,451,256

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
46,400	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	$ 2,174,922
132,500	Kerry Properties Ltd. (Real Estate)	373,265
447,000	Pacific Basin Shipping Ltd. (Transportation)	239,336
333,500	Sun Hung Kai Properties Ltd. (Real Estate)	3,967,811

		14,079,864

Indonesia – 0.1%
299,100	First Resources Ltd. (Food, Beverage & Tobacco)	450,900

Israel – 0.4%
190,911	Plus500 Ltd. (Diversified Financials)	3,522,656

Italy – 2.4%
75,622	Atlantia SpA (Transportation)*	1,572,376
10,860	Azimut Holding SpA (Diversified Financials)	251,774
39,061	Banca Mediolanum SpA (Diversified Financials)	331,923
175,843	Davide Campari-Milano NV (Food, Beverage & Tobacco)	2,039,616
1,110,415	Enel SpA (Utilities)	7,413,972
1,167	Ferrari NV (Automobiles & Components)	254,242
99,132	Intesa Sanpaolo SpA (Banks)	226,890
92,268	Leonardo SpA (Capital Goods)*	916,883
171,664	Prysmian SpA (Capital Goods)	5,825,627

		18,833,303

Japan – 23.1%
23,500	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	855,881
4,300	Canon Marketing Japan, Inc. (Technology Hardware & Equipment)	88,322
600	Central Japan Railway Co. (Transportation)	78,236
107,200	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	1,263,247
83,700	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	1,962,361
17,500	Daiken Corp. (Materials)	310,179
3,100	Daito Trust Construction Co. Ltd. (Real Estate)	329,048

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
48,400	Daiwa House Industry Co. Ltd. (Real Estate)	$ 1,261,724
911,200	Daiwa Securities Group, Inc. (Diversified Financials)	5,154,393
67,100	East Japan Railway Co. (Transportation)	3,883,582
4,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology)	217,744
141,300	ENEOS Holdings, Inc. (Energy)	528,282
27,600	Fujikura Ltd. (Capital Goods)*	139,697
47,300	Fujitsu Ltd. (Software & Services)	7,086,757
1,600	Fuyo General Lease Co. Ltd. (Diversified Financials)	91,217
19,400	Goldcrest Co. Ltd. (Real Estate)	267,532
83,700	H2O Retailing Corp. (Retailing)	578,192
7,700	Hakuhodo DY Holdings, Inc. (Media & Entertainment)	96,658
71,200	Hankyu Hanshin Holdings, Inc. (Transportation)	2,057,804
8,200	Happinet Corp. (Retailing)	101,153
33,200	Haseko Corp. (Consumer Durables & Apparel)	381,329
7,700	Hikari Tsushin, Inc. (Retailing)	875,383
44,300	Hitachi Metals Ltd. (Materials)*	741,151
105,400	Honda Motor Co. Ltd. (Automobiles & Components)	2,987,652
15,800	Izumi Co. Ltd. (Retailing)	415,998
294,000	J Front Retailing Co. Ltd. (Retailing)	2,385,069
47,600	Japan Exchange Group, Inc. (Diversified Financials)	883,833
327,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	5,592,909
26,700	Kamigumi Co. Ltd. (Transportation)	479,281
5,500	Kaneka Corp. (Materials)	158,870
39,800	Kansai Electric Power Co., Inc. (The) (Utilities)	374,883
14,700	KDDI Corp. (Telecommunication Services)	481,964
76,500	Konami Holdings Corp. (Media & Entertainment)	4,825,231
8,600	Lawson, Inc. (Food & Staples Retailing)	329,207
441,400	Marubeni Corp. (Capital Goods)	5,125,629
74,500	Medipal Holdings Corp. (Health Care Equipment & Services)	1,225,834

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
63,200	Mitsubishi Corp. (Capital Goods)	$ 2,371,690
61,300	Mitsubishi Electric Corp. (Capital Goods)	703,041
380,500	Mitsubishi Estate Co. Ltd. (Real Estate)	5,665,820
20,300	Mitsubishi Gas Chemical Co., Inc. (Materials)	343,638
1,005,200	Mitsubishi HC Capital, Inc. (Diversified Financials)	4,670,678
133,800	Mitsubishi Heavy Industries Ltd. (Capital Goods)	4,392,138
5,700	Mitsubishi Logistics Corp. (Transportation)	141,032
19,100	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	197,367
85,900	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	2,115,613
133,600	Mitsui & Co. Ltd. (Capital Goods)	3,626,603
271,900	Mitsui Fudosan Co. Ltd. (Real Estate)	5,819,292
20,200	Mitsui Mining & Smelting Co. Ltd. (Materials)	551,920
245,100	Mitsui OSK Lines Ltd. (Transportation)	6,808,580
4,100	NEC Corp. (Software & Services)	172,244
10,000	NGK Insulators Ltd. (Capital Goods)	142,651
32,100	NGK Spark Plug Co. Ltd. (Automobiles & Components)	516,839
39,900	Nippn Corp. (Food, Beverage & Tobacco)	543,332
17,800	NIPPON EXPRESS HOLDINGS, Inc. (Transportation)	1,222,874
226,900	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	1,016,519
141,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	4,096,601
78,900	Nippon Yusen KK (Transportation)	6,901,733
223,300	Nissan Motor Co. Ltd. (Automobiles & Components)*	992,195
3,800	NOF Corp. (Materials)	155,265
198,700	Nomura Real Estate Holdings, Inc. (Real Estate)	4,758,676
113,400	Nomura Research Institute Ltd. (Software & Services)	3,699,935
9,500	NS Solutions Corp. (Software & Services)	284,693
280,000	NTT Data Corp. (Software & Services)	5,502,637
23,000	Okumura Corp. (Capital Goods)	558,262
28,300	Onoken Co. Ltd. (Capital Goods)	355,670

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
287,800	Osaka Gas Co. Ltd. (Utilities)	$ 4,931,793
27,900	Resorttrust, Inc. (Consumer Services)	475,693
45,800	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,555,911
35,800	S Foods, Inc. (Food, Beverage & Tobacco)	960,563
240,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,399,624
27,900	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,780,939
4,900	SCSK Corp. (Software & Services)	83,793
18,900	Seiko Epson Corp. (Technology Hardware & Equipment)	283,933
100,100	Sekisui House Ltd. (Consumer Durables & Apparel)	1,936,251
108,000	SoftBank Group Corp. (Telecommunication Services)	4,828,642
86,900	Sompo Holdings, Inc. (Insurance)	3,818,425
381,200	Sumitomo Corp. (Capital Goods)	6,601,873
276,000	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	4,863,228
35,600	Sumitomo Warehouse Co. Ltd. (The) (Transportation)	667,099
15,100	Suzuken Co. Ltd. (Health Care Equipment & Services)	447,291
7,900	Taisei Corp. (Capital Goods)	228,066
22,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	646,774
103,600	TIS, Inc. (Software & Services)	2,424,509
128,200	Toho Gas Co. Ltd. (Utilities)	2,853,503
94,600	Tokio Marine Holdings, Inc. (Insurance)	5,505,082
294,200	Tokyo Gas Co. Ltd. (Utilities)	5,385,980
56,100	Tokyu Corp. (Transportation)	727,837
323,300	Tosoh Corp. (Materials)	4,778,215
54,000	Toyota Motor Corp. (Automobiles & Components)	974,052
13,600	Toyota Tsusho Corp. (Capital Goods)	558,170

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
19,400	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 507,204

		185,168,220

Luxembourg – 0.7%
53,793	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	5,321,355

Netherlands – 7.5%
18,606	ASM International NV (Semiconductors & Semiconductor Equipment)	6,775,038
17,949	ASML Holding NV (Semiconductors & Semiconductor Equipment)	11,993,918
72,193	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	6,153,975
38,019	Heineken Holding NV (Food, Beverage & Tobacco)	2,977,012
196,029	ING Groep NV (Banks)	2,046,727
179,965	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	5,788,669
13,449	Koninklijke DSM NV (Materials)	2,405,943
450,737	Shell PLC (Energy)	12,309,976
33,249	Signify NV (Capital Goods)(a)	1,546,657
77,416	Wolters Kluwer NV (Commercial & Professional Services)	8,253,047

		60,250,962

Norway – 2.4%
65,625	Aker BP ASA (Energy)	2,447,737
194,174	DNB Bank ASA (Banks)	4,390,068
207,056	Europris ASA (Retailing)(a)	1,328,812
100,996	Golden Ocean Group Ltd. (Transportation)	1,241,457
1,372,784	MPC Container Ships ASA (Transportation)	4,587,381
404,007	Norsk Hydro ASA (Materials)	3,925,283
61,845	Odfjell Drilling Ltd. (Energy)*	169,085
21,142	SpareBank 1 SMN (Banks)	337,729
24,478	SpareBank 1 SR-Bank ASA (Banks)	372,616

		18,800,168

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – 1.9%
229,533	DBS Group Holdings Ltd. (Banks)	$ 6,014,275
11,900	Jardine Cycle & Carriage Ltd. (Capital Goods)	219,009
285,600	Singapore Technologies Engineering Ltd. (Capital Goods)	865,097
185,782	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	8,044,467

		15,142,848

South Africa – 1.2%
191,469	Anglo American PLC (Materials)	9,949,195

Spain – 0.8%
473,774	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,705,217
683,203	Banco Santander SA (Banks)	2,322,843
161,960	Bankinter SA (Banks)	948,954
6,315	Viscofan SA (Food, Beverage & Tobacco)	374,525

		6,351,539

Sweden – 3.1%
148,380	Boliden AB (Materials)	7,485,061
138,992	Lundin Energy AB (Energy)	5,834,067
870,830	SSAB AB, Class B (Materials)*	5,798,478
712,338	Swedish Match AB (Food, Beverage & Tobacco)	5,356,806

		24,474,412

Switzerland – 8.3%
20,741	Baloise Holding AG (Insurance)	3,704,275
10	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,209,891
11	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	130,921
45,754	Cie Financiere Richemont SA (Consumer Durables & Apparel)	5,799,543
2,305	Helvetia Holding AG (Insurance)	300,922
18,243	Kuehne + Nagel International AG (Transportation)	5,179,720
11,268	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	8,164,838

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
63,607	Nestle SA (Food, Beverage & Tobacco)	$ 8,270,097
4,556	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	399,978
26,775	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	10,593,846
16,898	Sonova Holding AG (Health Care Equipment & Services)	7,058,943
2,466	Tecan Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	974,909
503,452	UBS Group AG (Diversified Financials)	9,838,111
2,161	Valiant Holding AG (Banks)	223,288
9,592	Zurich Insurance Group AG (Insurance)	4,737,488

		66,586,770

United Kingdom – 6.2%
1,722	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	114,238
1,309,916	Aviva PLC (Insurance)	7,750,667
149,495	Barratt Developments PLC (Consumer Durables & Apparel)	1,017,734
222,020	British American Tobacco PLC (Food, Beverage & Tobacco)	9,324,232
79,911	Central Asia Metals PLC (Materials)	249,841
7,821	Clarkson PLC (Transportation)	377,923
159,367	Diageo PLC (Food, Beverage & Tobacco)	8,083,832
48,307	IG Group Holdings PLC (Diversified Financials)	518,853
277,460	Imperial Brands PLC (Food, Beverage & Tobacco)	5,844,630
947,388	M&G PLC (Diversified Financials)	2,729,742
5,852	Morgan Sindall Group PLC (Capital Goods)	184,259
22,740	National Grid PLC (Utilities)	349,474
63,250	Next PLC (Retailing)	4,974,658
10,307	Odfjell Technology Ltd. (Transportation & Logistics)*	23,754
15,319	Paragon Banking Group PLC (Banks)	100,223
63,289	Persimmon PLC (Consumer Durables & Apparel)	1,774,713
42,054	Segro PLC REIT (Real Estate)	739,270
254,715	SSE PLC (Utilities)	5,820,000

		49,978,043

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United States – 3.9%
11,228	Carnival PLC ADR (Consumer Services)*		$ 205,136
35,211	Ferguson PLC (Capital Goods)		4,770,387
235,128	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)		10,242,176
61,925	Schneider Electric SE (Capital Goods)		10,396,614
364,185	Stellantis NV (Automobiles & Components)		5,895,968

			31,510,281

TOTAL COMMON STOCKS (Cost $589,383,760)			$767,363,956

Shares	Description	Rate	Value

Preferred Stocks – 1.0%
Germany – 1.0%
25,148	Bayerische Motoren Werke AG (Automobiles & Components)	2.78%	$ 1,947,916
37,091	Volkswagen AG (Automobiles & Components)	3.17	6,374,140

TOTAL PREFERRED STOCKS (Cost $8,002,608)			$ 8,322,056

TOTAL INVESTMENTS – 96.9% (Cost $597,386,368)			$775,686,012

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%			25,073,646

NET ASSETS – 100.0%			$800,759,658

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:

Sector Name	% of Market Value
Pharmaceuticals, Biotechnology & Life Sciences	11.0%
Materials	10.1%
Capital Goods	9.3%
Food, Beverage & Tobacco	8.7%
Transportation	7.1%
Insurance	5.9%
Banks	5.7%
Semiconductors & Semiconductor Equipment	5.0%
Real Estate	4.6%
Diversified Financials	4.5%
Utilities	4.5%
Software & Services	3.7%
Consumer Durables & Apparel	3.6%
Energy	3.2%
Retailing	2.7%
Automobiles & Components	2.6%
Telecommunication Services	1.9%
Commercial & Professional Services	1.4%
Food & Staples Retailing	1.3%
Health Care Equipment & Services	1.3%
Media & Entertainment	0.9%
Consumer Services	0.8%
Technology Hardware & Equipment	0.2%
Transportation & Logistics	0.0%
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	52	06/17/22	$2,085,215	$92,112
FTSE 100 Index	9	06/17/22	834,313	42,327
Hang Seng Index	1	04/28/22	135,409	5,019
MSCI Singapore Index	3	04/28/22	72,878	924
SPI 200 Index	3	06/16/22	383,838	20,650
TOPIX Index	7	06/09/22	1,074,061	104,872

Total Futures Contracts				$265,904

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Automobiles & Components – 2.7%
436,408	Ford Motor Co.	$ 7,379,659
300,903	General Motors Co.*	13,161,497
21,887	Gentex Corp.	638,444
41,492	Tesla, Inc.*	44,711,779

		65,891,379

Banks – 1.7%
12,449	Bancorp, Inc. (The)*	352,680
11,523	Cadence Bank	337,163
131,439	Capitol Federal Financial, Inc.	1,430,056
13,311	Cathay General Bancorp	595,667
20,626	Central Pacific Financial Corp.	575,465
48,365	East West Bancorp, Inc.	3,821,802
13,386	Essent Group Ltd.	551,637
156,103	First BanCorp. (Puerto Rico)	2,048,071
56,420	First Hawaiian, Inc.	1,573,554
11,984	Hilltop Holdings, Inc.	352,330
32,891	Independent Bank Group, Inc.	2,340,524
75,339	International Bancshares Corp.	3,180,059
40,827	JPMorgan Chase & Co.	5,565,537
253,599	KeyCorp	5,675,546
80,240	MGIC Investment Corp.	1,087,252
10,646	National Bank Holdings Corp., Class A	428,821
23,922	PacWest Bancorp	1,031,756
5,054	PNC Financial Services Group, Inc. (The)	932,210
25,107	Popular, Inc. (Puerto Rico)	2,052,246
5,001	SVB Financial Group*	2,797,809
20,899	Walker & Dunlop, Inc.	2,704,749
17,489	Western Alliance Bancorp	1,448,439
6,875	Wintrust Financial Corp.	638,894

		41,522,267

Capital Goods – 4.2%
73,472	AECOM	5,643,384
5,761	AGCO Corp.	841,279
29,484	AMETEK, Inc.	3,926,679
2,784	Atkore, Inc.*	274,057
32,308	Emerson Electric Co.	3,167,799
24,337	Encore Wire Corp.	2,776,122
13,565	Fortive Corp.	826,516
28,001	H&E Equipment Services, Inc.	1,218,604
15,485	Hayward Holdings, Inc.*	257,361
50,186	Hexcel Corp.	2,984,561
6,443	Honeywell International, Inc.	1,253,679

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
97,597	Illinois Tool Works, Inc.	$ 20,436,812
96,928	Johnson Controls International PLC	6,355,569
23,220	L3Harris Technologies, Inc.	5,769,473
12,408	Lockheed Martin Corp.	5,476,891
44,355	MasTec, Inc.*	3,863,321
7,505	Mueller Industries, Inc.	406,546
190,812	Otis Worldwide Corp.	14,682,983
149,820	Raytheon Technologies Corp.	14,842,667
1,213	RBC Bearings, Inc.*	235,176
19,259	Rush Enterprises, Inc., Class A	980,476
30,166	Snap-on, Inc.	6,198,510

		102,418,465

Commercial & Professional Services – 0.7%
29,156	Cintas Corp.	12,402,671
8,842	Clean Harbors, Inc.*	987,121
71,280	CoStar Group, Inc.*	4,747,960

		18,137,752

Consumer Durables & Apparel – 0.2%
6,275	G-III Apparel Group Ltd.*	169,739
9,557	Skechers USA, Inc., Class A*	389,543
12,109	Whirlpool Corp.	2,092,193
30,058	YETI Holdings, Inc.*	1,802,879

		4,454,354

Consumer Services – 3.8%
28,306	Boyd Gaming Corp.	1,861,969
55,485	Carnival Corp.*	1,121,907
18,628	Chipotle Mexican Grill, Inc.*	29,470,055
22,833	Choice Hotels International, Inc.	3,236,806
2,086	Graham Holdings Co., Class B	1,275,526
108,513	Hilton Worldwide Holdings, Inc.*	16,465,763
142,560	International Game Technology PLC	3,518,381
98,061	Marriott International, Inc., Class A*	17,234,221
131,327	Red Rock Resorts, Inc., Class A	6,377,239
58,961	SeaWorld Entertainment, Inc.*	4,389,057
18,510	Terminix Global Holdings, Inc.*	844,611
40,966	Wyndham Hotels & Resorts, Inc.	3,469,410
49,027	Yum China Holdings, Inc. (China)	2,036,581
25,926	Yum! Brands, Inc.	3,073,009

		94,374,535

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – 6.5%
138,340	Ally Financial, Inc.	$ 6,015,023
20,616	Ameriprise Financial, Inc.	6,192,222
59,743	Berkshire Hathaway, Inc., Class B*	21,083,902
39,529	Capital One Financial Corp.	5,189,762
113,657	CME Group, Inc.	27,034,454
96,351	Discover Financial Services	10,616,917
19,961	Interactive Brokers Group, Inc., Class A	1,315,630
75,397	Intercontinental Exchange, Inc.	9,961,452
238,750	Jefferies Financial Group, Inc.	7,842,937
23,105	LPL Financial Holdings, Inc.	4,220,821
112,434	Morgan Stanley	9,826,732
70,228	Navient Corp.	1,196,685
23,053	S&P Global, Inc.	9,455,880
130,364	Starwood Property Trust, Inc. REIT	3,150,898
434,793	Synchrony Financial	15,135,144
56,882	TPG RE Finance Trust, Inc. REIT	671,776
327,211	Voya Financial, Inc.	21,710,450

		160,620,685

Energy – 2.9%
8,224	Cactus, Inc., Class A	466,630
7,426	Core Laboratories NV	234,884
99,446	EOG Resources, Inc.	11,856,947
11,147	Exxon Mobil Corp.	920,631
60,851	Helix Energy Solutions Group, Inc.*	290,868
17,368	Hess Corp.	1,859,071
60,808	Magnolia Oil & Gas Corp., Class A	1,438,109
552,295	Marathon Oil Corp.	13,868,127
61,831	Matador Resources Co.	3,275,806
8,760	ONEOK, Inc.	618,719
132,765	Ovintiv, Inc.	7,178,604
33,190	Pioneer Natural Resources Co.	8,298,496
94,650	Schlumberger NV	3,909,991
126,341	SM Energy Co.	4,920,982
103,628	Targa Resources Corp.	7,820,805
156,754	Williams Cos., Inc. (The)	5,237,151

		72,195,821

Food & Staples Retailing – 0.4%
36,822	Casey’s General Stores, Inc.	7,297,016
3,528	Costco Wholesale Corp.	2,031,599
4,183	Ingles Markets, Inc., Class A	372,496

		9,701,111

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – 2.2%
327,775	Archer-Daniels-Midland Co.	$ 29,584,971
23,018	Bunge Ltd.	2,550,625
7,580	Constellation Brands, Inc., Class A	1,745,826
58,281	Darling Ingredients, Inc.*	4,684,627
35,242	Lamb Weston Holdings, Inc.	2,111,348
9,833	Lancaster Colony Corp.	1,466,592
153,298	Monster Beverage Corp.*	12,248,510

		54,392,499

Health Care Equipment & Services – 6.4%
3,020	Abbott Laboratories	357,447
730	Align Technology, Inc.*	318,280
71,276	Anthem, Inc.	35,012,197
109,032	Brookdale Senior Living, Inc.*	768,676
21,748	Cigna Corp.	5,211,038
72,981	Edwards Lifesciences Corp.*	8,591,323
137,014	HCA Healthcare, Inc.	34,338,449
34,579	Humana, Inc.	15,047,743
14,459	IDEXX Laboratories, Inc.*	7,909,941
11,104	Merit Medical Systems, Inc.*	738,638
56,862	Molina Healthcare, Inc.*	18,968,595
15,644	Patterson Cos., Inc.	506,396
1,283	STERIS PLC	310,191
858	Teleflex, Inc.	304,444
47,957	UnitedHealth Group, Inc.	24,456,631
31,466	Universal Health Services, Inc., Class B	4,560,997

		157,400,986

Household & Personal Products – 0.1%
8,185	Procter & Gamble Co. (The)	1,250,668
4,234	WD-40 Co.	775,796

		2,026,464

Insurance – 2.5%
225,249	American Equity Investment Life Holding Co.	8,989,688
35,396	American Financial Group, Inc.	5,154,365
95,951	American International Group, Inc.	6,022,844
100,086	Arch Capital Group Ltd.*	4,846,164
17,906	Argo Group International Holdings Ltd.	739,160
59,191	Brighthouse Financial, Inc.*	3,057,807
15,297	Cincinnati Financial Corp.	2,079,780
35,812	Employers Holdings, Inc.	1,469,008
77,279	Globe Life, Inc.	7,774,267
9,425	Goosehead Insurance, Inc., Class A	740,522

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
15,650	Marsh & McLennan Cos., Inc.	$ 2,667,073
209,677	Old Republic International Corp.	5,424,344
17,273	Reinsurance Group of America, Inc.	1,890,703
4,944	RLI Corp.	546,955
127,705	Stewart Information Services Corp.	7,740,200
30,588	W R Berkley Corp.	2,036,855

		61,179,735

Materials – 5.1%
79,822	Air Products and Chemicals, Inc.	19,948,316
29,636	Alcoa Corp.	2,668,129
78,720	Avient Corp.	3,778,560
192,383	Axalta Coating Systems Ltd.*	4,728,774
154,972	CF Industries Holdings, Inc.	15,971,414
28,500	Corteva, Inc.	1,638,180
2,903	Crown Holdings, Inc.	363,136
8,601	Dow, Inc.	548,056
71,308	Element Solutions, Inc.	1,561,645
675,218	Freeport-McMoRan, Inc.	33,585,343
4,026	International Flavors & Fragrances, Inc.	528,735
133,281	Louisiana-Pacific Corp.	8,279,416
140,756	Mosaic Co. (The)	9,360,274
56,853	Olin Corp.	2,972,275
24,475	Packaging Corp. of America	3,820,792
57,894	Sherwin-Williams Co. (The)	14,451,500
6,280	Southern Copper Corp. (Peru)	476,652
34,799	Summit Materials, Inc., Class A*	1,080,857
14,923	United States Steel Corp.	563,194
7,141	Warrior Met Coal, Inc.	265,003

		126,590,251

Media & Entertainment – 6.7%
16,330	Alphabet, Inc., Class A*	45,419,446
15,750	Alphabet, Inc., Class C*	43,989,592
10,743	AMC Entertainment Holdings, Inc., Class A*	264,708
94,443	Comcast Corp., Class A	4,421,821
170,850	Live Nation Entertainment, Inc.*	20,098,794
106,950	Meta Platforms, Inc., Class A*	23,781,402
17,336	Netflix, Inc.*	6,493,892
59,552	News Corp., Class A	1,319,077
38,979	Nexstar Media Group, Inc., Class A	7,346,762
130,889	Omnicom Group, Inc.	11,109,858

		164,245,352

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 9.1%
310,387	AbbVie, Inc.	$ 50,316,837
16,914	Biogen, Inc.*	3,562,088
11,274	Bruker Corp.	724,918
87,533	Cytek Biosciences, Inc.*	943,606
131,774	Gilead Sciences, Inc.	7,833,964
207,757	Horizon Therapeutics PLC*	21,858,114
51,118	IQVIA Holdings, Inc.*	11,818,993
88,523	Johnson & Johnson	15,688,931
19,470	Medpace Holdings, Inc.*	3,185,097
26,154	Merck & Co., Inc.	2,145,936
8,389	Mettler-Toledo International, Inc.*	11,519,691
70,918	PerkinElmer, Inc.	12,372,354
102,911	Perrigo Co. PLC	3,954,870
128,361	Pfizer, Inc.	6,645,249
54,628	Prestige Consumer Healthcare, Inc.*	2,892,006
22,821	Regeneron Pharmaceuticals, Inc.*	15,938,643
59,370	Syneos Health, Inc.*	4,806,002
3,494	Thermo Fisher Scientific, Inc.	2,063,731
32,469	Vertex Pharmaceuticals, Inc.*	8,473,435
46,257	West Pharmaceutical Services, Inc.	18,998,212
102,295	Zoetis, Inc.	19,291,814

		225,034,491

Real Estate – 6.1%
1	Apartment Income REIT Corp. REIT	53
1	Apartment Investment and Management Co., Class A REIT*	7
21,275	Brixmor Property Group, Inc. REIT	549,108
132,930	Camden Property Trust REIT	22,092,966
5,206	CubeSmart REIT	270,868
257,053	Duke Realty Corp. REIT	14,924,497
301,315	Equity LifeStyle Properties, Inc. REIT	23,044,571
36,707	Extra Space Storage, Inc. REIT	7,546,959
206,311	First Industrial Realty Trust, Inc. REIT	12,772,714
178,854	Invitation Homes, Inc. REIT	7,186,354
1,957	Jones Lang LaSalle, Inc.*	468,623
9,634	Lamar Advertising Co., Class A REIT	1,119,278
81,718	Life Storage, Inc. REIT	11,475,659
29,850	Mid-America Apartment Communities, Inc. REIT	6,252,083
283,828	National Storage Affiliates Trust REIT	17,813,045
55,551	NexPoint Residential Trust, Inc. REIT	5,016,811
163,013	Outfront Media, Inc. REIT	4,634,460
7,178	Prologis, Inc. REIT	1,159,103

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
143,901	Rexford Industrial Realty, Inc. REIT	$ 10,733,576
2	Simon Property Group, Inc. REIT	263
17,864	STORE Capital Corp. REIT	522,165
14,722	Terreno Realty Corp. REIT	1,090,164
28,435	Ventas, Inc. REIT	1,756,146
1	Vornado Realty Trust REIT	45

		150,429,518

Retailing – 7.7%
21,205	Amazon.com, Inc.*	69,127,240
1,486	Asbury Automotive Group, Inc.*	238,057
43,519	AutoNation, Inc.*	4,333,622
2,286	AutoZone, Inc.*	4,673,910
26,697	Bath & Body Works, Inc.	1,276,117
61,470	Dick’s Sporting Goods, Inc.	6,148,229
34,974	eBay, Inc.	2,002,611
76,013	Group 1 Automotive, Inc.	12,757,262
4,651	Home Depot, Inc. (The)	1,392,184
528,417	LKQ Corp.	23,995,416
91,859	Lowe’s Cos., Inc.	18,572,971
1,541	MercadoLibre, Inc. (Brazil)*	1,832,989
20,014	Murphy USA, Inc.	4,001,999
1,394	O’Reilly Automotive, Inc.*	954,834
31,983	Penske Automotive Group, Inc.	2,997,447
149,794	Target Corp.	31,789,283
52,686	Victoria’s Secret & Co.*	2,705,953

		188,800,124

Semiconductors & Semiconductor Equipment – 4.5%
218,165	Applied Materials, Inc.	28,754,147
169,233	First Solar, Inc.*	14,171,571
31,784	Intel Corp.	1,575,215
3,264	KLA Corp.	1,194,820
6,563	Lam Research Corp.	3,528,334
130,588	NVIDIA Corp.	35,632,242
41,273	NXP Semiconductors NV (China)	7,638,807
67,008	ON Semiconductor Corp.*	4,195,371
13,204	Power Integrations, Inc.	1,223,747
11,970	QUALCOMM, Inc.	1,829,255
63,128	Texas Instruments, Inc.	11,582,726

		111,326,235

Software & Services – 14.1%
83,941	ACI Worldwide, Inc.*	2,643,302

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
44,829	Adobe, Inc.*	$ 20,424,989
17,763	Black Knight, Inc.*	1,030,076
4,294	Cadence Design Systems, Inc.*	706,191
17,268	Citrix Systems, Inc.	1,742,341
37,536	Cognizant Technology Solutions Corp., Class A	3,365,853
1,531	Concentrix Corp.	255,003
35,564	Crowdstrike Holdings, Inc., Class A*	8,075,873
5,074	EPAM Systems, Inc.*	1,504,999
71,189	Euronet Worldwide, Inc.*	9,265,248
98,269	EVERTEC, Inc. (Puerto Rico)	4,022,150
1,638	FleetCor Technologies, Inc.*	407,960
79,080	Fortinet, Inc.*	27,024,799
86,868	Gartner, Inc.*	25,839,755
53,338	Genpact Ltd.	2,320,737
3,182	Intuit, Inc.	1,530,033
412,136	Microsoft Corp.	127,065,650
57,658	NCR Corp.*	2,317,275
19,958	Okta, Inc.*	3,012,860
145,420	Oracle Corp.	12,030,597
13,328	Palo Alto Networks, Inc.*	8,296,813
38,917	Paycom Software, Inc.*	13,480,071
102,226	PayPal Holdings, Inc.*	11,822,437
5,663	Perficient, Inc.*	623,440
5,399	ServiceNow, Inc.*	3,006,649
99,004	StoneCo Ltd., Class A (Brazil)*	1,158,347
25,899	Synopsys, Inc.*	8,631,360
12,544	TaskUS, Inc., Class A (Philippines)*	482,442
15,455	VeriSign, Inc.*	3,438,119
9,615	Visa, Inc., Class A	2,132,319
161,086	VMware, Inc., Class A	18,342,863
246,782	Western Union Co. (The)	4,624,695
27,322	Workday, Inc., Class A*	6,542,526
43,289	Zscaler, Inc.*	10,444,770

		347,612,542

Technology Hardware & Equipment – 6.3%
724,768	Apple, Inc.	126,551,741
6,480	Arista Networks, Inc.*	900,590
94,239	Keysight Technologies, Inc.*	14,886,935
42,942	NetApp, Inc.	3,564,186
17,979	Teledyne Technologies, Inc.*	8,497,415
25,865	Vishay Intertechnology, Inc.	506,954

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
5,426	Vontier Corp.	$ 137,766

		155,045,587

Transportation – 3.0%
2,451	AMERCO	1,463,100
97,519	Costamare, Inc. (Monaco)	1,662,699
780,013	CSX Corp.	29,211,487
3,209	GXO Logistics, Inc.*	228,930
64,667	Norfolk Southern Corp.	18,444,322
7,053	Old Dominion Freight Line, Inc.	2,106,590
36,542	Ryder System, Inc.	2,898,877
257,157	Safe Bulkers, Inc. (Greece)	1,224,067
61,767	Union Pacific Corp.	16,875,362

		74,115,434

Utilities – 0.9%
246,353	CMS Energy Corp.	17,229,929
3,186	DTE Energy Co.	421,221
68,737	NRG Energy, Inc.	2,636,751
18,160	Public Service Enterprise Group, Inc.	1,271,200

		21,559,101

TOTAL INVESTMENTS – 97.8% (Cost $1,310,988,551)		$2,409,074,688

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		55,436,894

NET ASSETS – 100.0%		$2,464,511,582

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified, and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2022:

INTERNATIONAL TAX- MANAGED EQUITY FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$9,949,195	$—
Asia	—	220,831,759	—
Europe	3,587,521	417,242,281	—
North America	10,447,312	23,917,860	—
Oceania	22,998,358	66,711,726	—

Total	$37,033,191	$738,652,821	$—

Derivative Type
Assets(b)
Futures Contracts	$265,904	$—	$—

U.S. TAX-MANAGED EQUITY FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$10,157,830	$—	$—
Europe	2,886,766	—	—
North America	2,392,562,104	—	—
South America	3,467,988	—	—

Total	$2,409,074,688	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.